Putnam Global Income Trust
The fund's portfolio
1/31/25 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (32.1%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	310,000	$143,399
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	220,000	126,805
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,640,000	970,525
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	360,000	278,050
Austria (Republic of) sr. unsec. notes 0.50%, 2/20/29 (Austria)	EUR	630,000	606,261
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	740,000	755,192
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	630,000	723,132
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	225,000	202,571
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$200,000	189,875
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		600,000	576,524
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		88,000	83,002
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	193,000	121,137
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	80,000	57,384
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	61,047
Chile (Republic of) sr. unsec. unsub. bonds 5.65%, 1/13/37 (Chile)		$320,000	322,408
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		260,000	262,711
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		390,000	387,108
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		200,000	160,000
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	500,000	462,940
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	650,000	113,769
Denmark (Kingdom of) unsec. bonds 0.50%, 11/15/27 (Denmark)	DKK	1,550,000	207,619
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$255,000	258,060
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		400,000	399,320
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	241,627
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	370,000	331,505
France (Government of) sr. unsec. notes Ser. REGS, 3.00%, 5/25/33 (France)	EUR	620,000	640,250
France (Government of) sr. unsec. notes Ser. REGS, zero %, 11/25/30 (France)	EUR	560,000	495,866
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	780,000	905,898
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	480,000	519,589
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	140,000	138,080
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,440,000	1,507,918
France (Government of) unsec. bonds Ser. OAT, 3.00%, 11/25/34 (France)	EUR	1,750,000	1,785,930
France (Government of) unsec. bonds Ser. REGS, 0.50%, 5/25/26 (France)	EUR	230,000	233,324
France (Government of) unsec. notes Ser. OAT, 2.75%, 2/25/29 (France)	EUR	1,500,000	1,564,891
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	830,000	787,527
Germany (Federal Republic of) sr. unsec. notes 2.60%, 8/15/34 (Germany)	EUR	900,000	947,316
Germany (Federal Republic of) unsec. bonds Ser. REGS, 0.25%, 2/15/27 (Germany)	EUR	3,000,000	3,001,972
Germany (Federal Republic of) unsec. notes Ser. 190, 2.50%, 10/11/29 (Germany)	EUR	900,000	945,639
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		$200,000	197,862
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		200,000	207,725
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		260,000	257,821
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		500,000	498,241
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	110,000	97,818
Ireland (Republic of) unsec. bonds 1.10%, 5/15/29 (Ireland)	EUR	260,000	256,304
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	1,520,000	1,744,010
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	500,000	571,366
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	450,000	484,570
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	280,000	183,365
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,730,000	1,627,667
Italy (Republic of) sr. unsec. bonds Ser. 21Y REGS, 3.10%, 3/1/40 (Italy)	EUR	100,000	94,750
Italy (Republic of) sr. unsec. notes 3.50%, 1/15/26 (Italy)	EUR	580,000	607,965
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	205,000,000	1,370,980
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	467,975
Japan (Government of) sr. unsec. unsub. bonds 0.50%, 3/20/60 (Japan)	JPY	102,000,000	365,855
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	310,000,000	2,168,624
Japan (Government of) sr. unsec. unsub. bonds Ser. 84, 2.10%, 9/20/54 (Japan)	JPY	90,000,000	558,196
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	845,000,000	5,860,595
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	435,000,000	2,531,967
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	600,000,000	3,819,823
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	171,000,000	776,802
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	212,000,000	1,369,198
Malaysia (Federation of) sr. unsec. notes 3.582%, 7/15/32 (Malaysia)	MYR	2,280,000	505,461
Mexican Bonos Desarr Fix Rt sr. unsec. bonds Ser. M, 7.75%, 5/29/31 (Mexico)	MXN	109,000	483,828
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	410,000	476,502
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	290,000	274,817
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	300,000	304,037
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	206,892
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	159,903
Ontario (Province of) sr. unsec. bonds 3.65%, 6/2/33 (Canada)	CAD	170,000	118,162
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	970,000	759,114
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	1,340,000	754,636
Ontario (Province of) unsec. notes 2.60%, 6/2/27 (Canada)	CAD	1,720,000	1,179,934
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	357,237
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	198,280
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	179,976
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		360,000	362,139
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	196,584
Poland (Republic of) unsec. bonds Ser. 0429, 5.75%, 4/25/29 (Poland)	PLN	1,480,000	367,498
Portugal (Republic of) sr. unsec. notes 0.30%, 10/17/31 (Portugal)	EUR	320,000	287,122
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	250,000	246,536
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$450,000	371,374
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		200,000	138,720
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		400,000	391,379
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	410,000	519,658
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	800,000	908,667
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	50,000	29,362
Spain (Kingdom of) sr. unsec. bonds Ser. REGS, 3.55%, 10/31/33 (Spain)	EUR	1,010,000	1,093,759
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	210,000	195,475
Spain (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 1.95%, 4/30/26 (Spain)	EUR	850,000	878,791
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,950,000	617,548
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	660,000	67,246
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	540,000	665,334
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	290,000	371,779
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	15,700,000	460,906
United Kingdom Treasury unsec. bonds 4.50%, 9/7/34 (United Kingdom)	GBP	1,850,000	2,292,575
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	610,000	560,842
United Kingdom Treasury unsec. bonds 0.375%, 10/22/26 (United Kingdom)	GBP	800,000	933,907
United Kingdom Treasury unsec. notes 6.00%, 12/7/28 (United Kingdom)	GBP	420,000	556,936
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	770,000	792,308
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		$775,000	637,424
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		475,000	551,862

Total foreign government and agency bonds and notes (cost $77,458,606)			$68,090,160

CORPORATE BONDS AND NOTES (28.0%)(a)
		Principal amount	Value
Basic materials (1.2%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)		$62,000	$63,758
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)		329,000	335,295
Codelco 144A sr. unsec. unsub. notes 6.33%, 1/13/35 (Chile)		200,000	203,400
DuPont de Nemours, Inc. sr. unsec. unsub. bonds 5.419%, 11/15/48		212,000	211,536
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		115,000	114,635
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		396,000	396,586
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30		247,000	260,322
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34		335,000	317,374
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		250,000	239,146
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		97,000	82,754
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		155,000	175,981
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		30,000	33,573

			2,434,360
Capital goods (1.3%)
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		25,000	25,282
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		292,000	274,599
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50		108,000	101,740
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59		165,000	111,049
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		24,000	21,540
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		152,000	145,531
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		387,000	377,098
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54		139,000	149,304
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		62,000	40,851
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34		45,000	47,559
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		5,000	5,204
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27		3,000	3,078
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		36,000	37,263
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		287,000	297,864
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		378,000	380,714
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		67,000	66,580
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		463,000	453,612
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		147,000	148,269

			2,687,137
Communication services (1.5%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		217,000	196,198
American Tower Corp. sr. unsec. sub. notes 3.80%, 8/15/29(R)		200,000	189,709
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		446,000	433,668
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		95,000	93,276
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		9,000	7,268
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		97,000	96,953
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		368,000	352,973
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		100,000	96,905
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		172,000	166,972
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		168,000	155,051
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		306,000	304,508
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)		144,000	129,214
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		67,000	71,128
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		11,000	10,400
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		329,000	322,282
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		31,000	30,374
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		198,000	185,661
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		240,000	221,420
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		231,000	213,305

			3,277,265
Consumer cyclicals (2.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		256,000	248,775
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31		297,000	244,749
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52		261,000	204,939
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28		302,000	288,424
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		556,000	538,565
Dick's Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52		200,000	145,603
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		55,000	52,339
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		80,000	76,161
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		80,000	79,026
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31		120,000	119,698
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29		185,000	185,842
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		200,000	209,396
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		50,000	52,415
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		85,000	85,554
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		497,000	500,274
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54		85,000	83,085
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		20,000	19,699
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	470,171
Paramount Global sr. unsec. notes 4.95%, 1/15/31		$110,000	104,232
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43		108,000	80,399
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		150,000	142,571
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		180,000	171,362
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		300,000	281,135
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35		170,000	167,614
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30		140,000	139,110
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		425,000	401,113
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		111,000	109,084
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		417,000	368,327

			5,569,662
Consumer staples (1.1%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	428,006
Boeing Co. (The) 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35		45,000	45,645
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46		136,000	111,157
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		310,000	292,536
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	243,321
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)		214,000	227,957
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		155,000	155,369
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		192,000	176,979
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		56,000	51,861
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31		71,000	69,725
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		626,000	631,713

			2,434,269
Energy (2.5%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34		130,000	126,491
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		505,000	497,050
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)		190,000	172,242
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)		238,000	260,127
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)		104,000	102,801
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		242,000	234,779
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		137,000	118,942
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53		108,000	113,257
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		95,000	98,058
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34		310,000	309,702
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54		53,000	50,295
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35		137,000	139,358
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		260,000	254,146
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		260,000	240,441
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		286,000	305,060
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34		355,000	345,530
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29		140,000	139,308
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31		265,000	256,476
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		198,000	205,081
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		43,000	44,118
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		194,000	197,259
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25		43,000	43,087
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		44,000	44,241
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		145,000	126,146
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		185,000	179,395
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		545,000	555,348
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35		175,000	175,717

			5,334,455
Financials (10.1%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		400,000	399,297
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		660,000	579,191
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		342,000	338,084
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		139,000	142,662
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		203,000	203,254
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		162,000	181,816
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28		311,000	313,271
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		472,000	467,130
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29		125,000	124,169
Athene Global Funding 144A notes 5.526%, 7/11/31		320,000	320,964
Athene Global Funding 144A notes 5.322%, 11/13/31		222,000	219,382
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54		108,000	108,404
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34		119,000	120,454
Aviation Capital Group, LLC 144A sr. unsec. notes 6.25%, 4/15/28		270,000	278,934
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		260,000	260,869
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)		200,000	230,623
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	195,965
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	400,215
Bank of America Corp. sr. unsec. bonds 5.511%, 1/24/36		98,000	98,581
Bank of America Corp. sr. unsec. FRN 4.948%, 7/22/28		368,000	369,220
Bank of America Corp. sr. unsec. notes 5.162%, 1/24/31		97,000	97,322
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		473,000	420,590
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35		210,000	204,756
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)		340,000	340,992
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27		169,000	161,998
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		400,000	396,657
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)		250,000	240,077
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		540,000	539,529
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		200,000	203,222
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27		104,000	98,712
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		373,000	366,172
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34		60,000	61,170
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34		162,000	158,561
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34		432,000	447,196
CNO Global Funding 144A notes 4.95%, 9/9/29		54,000	53,645
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)		400,000	403,756
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		149,000	142,187
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	381,276
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	399,732
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)		58,000	56,980
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		144,000	88,334
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30		225,000	222,629
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		276,000	283,657
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	201,870
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29		175,000	178,300
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29		66,000	64,945
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)		193,000	204,331
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		448,000	449,013
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		57,000	54,931
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		172,000	176,268
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		275,000	280,230
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29		200,000	196,607
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		251,000	222,844
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34		117,000	120,575
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25		225,000	225,104
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31		337,000	338,420
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36		133,000	133,840
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		1,080,000	1,104,820
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		121,000	123,341
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		128,000	135,041
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		180,000	186,704
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)		159,000	156,536
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		387,000	250,543
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		110,000	120,437
Morgan Stanley sr. unsec. notes 5.23%, 1/15/31		285,000	286,393
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		733,000	737,408
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		34,000	34,412
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)		301,000	288,262
Protective Life Global Funding 144A 5.467%, 12/8/28		305,000	310,970
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		92,000	102,070
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29		250,000	244,176
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35		180,000	181,854
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	302,049
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	247,730
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)		420,000	424,958
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		379,000	366,000
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		294,000	239,525
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)		257,000	258,263
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		165,000	163,903
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)		510,000	482,714
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		62,000	60,283
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		120,000	117,976
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		220,000	224,182
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27		200,000	198,148

			21,317,611
Health care (1.2%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34		63,000	62,529
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		93,000	89,939
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		185,000	187,427
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		52,000	52,373
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		127,000	111,623
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		77,000	69,579
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		190,000	194,464
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54		263,000	254,005
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34		200,000	198,311
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		59,000	52,570
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		180,000	184,134
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		215,000	218,844
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		150,000	149,609
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		124,000	116,188
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		102,000	101,522
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		190,000	202,374
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34		191,000	186,657
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		154,000	153,960

			2,586,108
Technology (2.0%)
AppLovin Corp. sr. unsec. sub. notes 5.50%, 12/1/34		102,000	101,611
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29		257,000	256,823
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		70,000	70,391
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		105,000	106,032
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		415,000	408,972
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		364,000	344,215
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54		191,000	185,093
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32		250,000	246,652
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		163,000	157,392
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		81,000	79,052
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		162,000	160,153
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29		139,000	137,126
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63		710,000	713,527
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64		140,000	136,090
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54		285,000	276,709
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34		140,000	136,721
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		357,000	327,304
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		154,000	119,168
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		85,000	74,905
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		54,000	41,085
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		173,000	152,796

			4,231,817
Transportation (0.6%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)		345,000	338,699
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		93,000	90,700
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		395,000	390,662
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		485,000	486,876

			1,306,937
Utilities and power (3.9%)
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28		100,000	105,925
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		198,000	198,076
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		98,000	99,115
Comision Federal de Electricidad company guaranty sr. unsec. unsub. notes Ser. REGS, 3.875%, 7/26/33 (Mexico)		300,000	241,456
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53		240,000	251,961
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34		99,000	102,985
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54		184,000	176,698
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		342,000	348,841
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27		155,000	155,648
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54		63,000	61,077
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34		89,000	88,741
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29		26,000	25,969
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		368,000	354,280
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)		315,000	313,818
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)		414,000	381,869
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)		410,000	456,934
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		330,000	325,685
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29		203,000	204,138
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		49,000	49,725
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34		126,000	126,131
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29		383,000	385,921
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30		155,000	151,704
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34		275,000	273,876
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33		121,000	118,449
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		315,000	299,012
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		198,000	180,980
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		139,000	138,781
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55		40,000	39,871
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32		130,000	129,866
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27		368,000	359,365
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53		170,000	176,001
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		117,000	117,383
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		90,000	74,163
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		324,000	323,023
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)		260,000	262,469
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34		167,000	170,129
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		26,000	26,546
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34		100,000	96,242
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34		100,000	97,394
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		368,000	371,939
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		184,000	176,428
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27		224,000	218,252

			8,256,866

Total corporate bonds and notes (cost $60,191,932)			$59,436,487

MORTGAGE-BACKED SECURITIES (21.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (5.8%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.501%, 10/25/53	$258,096	$260,367
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	3,617,403	770,994
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	3,112,943	590,963
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.585%, 6/25/50	855,062	89,351
Federal National Mortgage Association
REMICs FRB Ser. 24-105, Class FC, 5.351%, 1/25/55	1,086,578	1,093,277
REMICs FRB Ser. 24-103, Class FB, (US 30 Day Average SOFR + 0.95%), 5.301%, 1/25/55	1,162,824	1,161,789
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	4,275,142	660,832
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	406,999	51,624
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.585%, 8/25/49	2,510,400	252,325
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	358,261	55,275
Ser. 24-4, Class GI, IO, 5.00%, 2/20/53	1,877,125	460,490
Ser. 14-76, IO, 5.00%, 5/20/44	185,920	39,782
Ser. 22-160, Class IB, IO, 4.50%, 2/20/50	5,414,006	1,148,661
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	5,097,281	1,156,611
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	3,172,775	637,230
Ser. 21-182, Class TI, IO, 3.50%, 10/20/51	2,845,421	559,126
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,030,647	451,429
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	98,417	2,553
Ser. 22-60, Class IY, IO, 3.00%, 2/20/52	6,903,982	1,056,318
Ser. 24-186, IO, 3.00%, 9/20/51	3,494,977	559,553
Ser. 16-H23, Class NI, IO, 2.713%, 10/20/66(WAC)	1,525,683	62,628
Ser. 21-97, Class NI, IO, 2.50%, 8/20/49	7,895,539	970,235
Ser. 17-H19, Class MI, IO, 2.094%, 4/20/67(WAC)	811,335	34,679
Ser. 15-H26, Class DI, IO, 2.044%, 10/20/65(WAC)	806,988	37,842
IFB Ser. 10-171, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.34%), 2.03%, 12/16/40	312,746	31,925
Ser. 14-H21, Class AI, IO, 1.873%, 10/20/64(WAC)	1,136,731	40,212
Ser. 15-H26, Class EI, IO, 1.803%, 10/20/65(WAC)	989,104	34,299
Ser. 15-H25, Class AI, IO, 1.668%, 9/20/65(WAC)	1,126,453	18,821
Ser. 14-H12, Class BI, IO, 1.612%, 5/20/64(WAC)	1,276,060	41,460
Ser. 17-H04, Class BI, IO, 1.495%, 2/20/67(WAC)	1,261,918	52,028
Ser. 17-H02, Class BI, IO, 1.287%, 1/20/67(WAC)	1,263,474	46,425

		12,429,104
Commercial mortgage-backed securities (6.2%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 5.616%, 6/15/36	281,476	281,854
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 5.623%, 1/20/37 (Cayman Islands)	194,704	195,106
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.277%, 12/15/53(WAC)	6,958,632	380,286
FRB Ser. 19-BN20, Class XA, IO, 0.81%, 9/15/62(WAC)	8,864,139	271,357
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	246,000	227,153
FRB Ser. 20-C8, Class XA, IO, 1.808%, 10/15/53(WAC)	4,574,612	332,111
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	150,932	150,750
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	323,000	300,337
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	210,000	197,540
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	230,000	213,696
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	322,000	307,106
Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	238,000	229,778
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.093%, 11/10/46(WAC)	78,953	73,530
FRB Ser. 14-CR17, Class C, 4.807%, 5/10/47(WAC)	459,000	422,108
FRB Ser. 14-UBS6, Class C, 4.45%, 12/10/47(WAC)	53,367	52,595
FRB Ser. 15-LC19, Class C, 4.146%, 2/10/48(WAC)	367,000	354,160
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	284,704	272,227
FRB Ser. 14-CR14, Class C, 3.773%, 2/10/47(WAC)	52,000	48,581
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	312,000	304,235
FRB Ser. 15-LC21, Class XA, IO, 0.596%, 7/10/48(WAC)	7,636,638	955
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 5.093%, 11/10/46(WAC)	280,000	171,925
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.858%, 9/15/39(WAC)	1,014	7
FRB Ser. 07-C2, Class AX, IO, 0.009%, 1/15/49(WAC)	616,403	91
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57(WAC)	253,000	243,521
FRB Ser. 15-C1, Class C, 4.018%, 4/15/50(WAC)	371,000	337,244
Ser. 16-C6, Class AS, 3.346%, 1/15/49	254,000	243,283
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	267,000	255,415
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.385%, 8/10/44(WAC)	576,745	554,288
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.583%, 6/25/30(WAC)	2,243,000	163,988
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.139%, 8/25/29(WAC)	2,752,890	118,193
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61(WAC)	2,322,443	179,756
FRB Ser. 20-190, IO, 1.05%, 11/16/62(WAC)	3,705,824	279,231
FRB Ser. 21-189, IO, 0.884%, 6/16/61(WAC)	4,900,625	326,549
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 15-C33, Class XA, IO, 0.885%, 12/15/48(WAC)	2,765,269	13,632
FRB Ser. 14-C22, Class XA, IO, 0.40%, 9/15/47(WAC)	661,874	7
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	85,675	78,204
FRB Ser. 19-COR5, Class XA, IO, 1.451%, 6/13/52(WAC)	7,689,469	356,391
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43(WAC)	256,279	4,628
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47(WAC)	441,000	416,080
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	686,987	1,784
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48(WAC)	253,000	244,665
FRB Ser. 15-C24, Class C, 4.318%, 5/15/48(WAC)	313,000	291,093
FRB Ser. 15-C22, Class C, 4.193%, 4/15/48(WAC)	659,000	569,628
FRB Ser. 13-C10, Class B, 3.981%, 7/15/46(WAC)	297,691	277,904
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.806%, 5/15/46(WAC)	274,000	240,022
Morgan Stanley Capital I Trust Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	203,000	192,038
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 7.715%, 10/25/49	464,221	469,777
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 0.972%, 12/15/50(WAC)	5,356,179	127,452
Wells Fargo Commercial Mortgage Trust
Ser. 17-RC1, Class C, 4.591%, 1/15/60	199,000	187,470
FRB Ser. 15-C30, Class C, 4.488%, 9/15/58(WAC)	342,000	338,425
Ser. 15-C31, Class AS, 4.049%, 11/15/48	293,000	289,561
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	167,000	149,735
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	182,000	176,114
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	664,636
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52(WAC)	3,083,536	166,929
FRB Ser. 16-LC25, Class XA, IO, 0.816%, 12/15/59(WAC)	3,856,059	43,982
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.008%, 3/15/45(WAC)	295,000	281,448
Ser. 14-C23, Class A5, 3.917%, 10/15/57	749	745
FRB Ser. 13-C14, Class XA, IO, 0.36%, 6/15/46(WAC)	210,167	2

		13,071,308
Residential mortgage-backed securities (non-agency) (9.7%)
A&D Mortgage Trust 144A Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	718,279	731,328
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69(STP)	327,993	325,761
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	61,939	58,345
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.025%, 9/25/45	62,649	57,924
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	193,931	195,630
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 4.905%, 6/25/36	110,080	105,870
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.605%, 11/25/47	148,913	128,889
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	772,571	784,409
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	288,220	285,263
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.706%, 8/25/46	92,657	84,784
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.686%, 6/25/46	180,038	171,366
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.805%, 8/25/46	239,619	201,951
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.593%, 2/20/47	133,508	105,980
Cross Mortgage Trust 144A
Ser. 24-H3, Class A1, stepped-coupon 6.272% (7.272%, 4/1/28), 6/25/69(STP)	295,253	298,099
Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	674,934	681,108
Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68(STP)	354,315	355,540
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.165%, 4/25/28	276,224	281,842
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.051%, 9/25/42	24,000	25,488
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.301%, 6/25/42	340,040	350,044
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.251%, 4/25/42	30,000	31,122
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.001%, 7/25/42	510,650	523,307
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.651%, 8/25/42	115,718	118,235
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.551%, 5/25/42	197,012	200,225
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.501%, 9/25/42	15,902	16,052
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.451%, 3/25/42	16,978	17,135
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.451%, 10/25/33	129,416	133,193
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.449%, 3/25/43	185,522	188,280
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 6/25/43	87,763	88,489
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 4/25/42	936,748	947,806
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.201%, 11/25/43	136,433	138,313
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.201%, 11/25/43	90,916	91,459
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.201%, 1/25/42	305,000	309,313
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.151%, 11/25/41	889,000	899,499
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.001%, 1/25/34	80,745	81,345
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.851%, 10/25/41	374,000	376,149
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 5.701%, 2/25/44	157,364	158,876
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.651%, 2/25/42	111,743	112,009
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 5.601%, 5/25/44	122,226	123,251
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.351%, 1/25/42	162,970	163,027
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.335%, 1/25/45	79,000	79,090
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.301%, 12/25/41	92,139	92,183
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.151%, 10/25/41	2,521	2,520
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	158,170	157,223
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.415%, 8/25/28	61,433	64,052
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.215%, 8/25/28	105,721	109,960
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.465%, 9/25/28	47,374	48,441
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.365%, 10/25/28	25,017	25,927
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.165%, 4/25/28	210,212	216,337
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.115%, 9/25/29	72,000	74,710
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.265%, 2/25/30	58,775	60,839
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.115%, 2/25/30	20,807	20,873
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.815%, 1/25/31	58,912	60,069
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.665%, 8/25/30	13,607	13,883
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.851%, 3/25/42	127,000	133,140
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.451%, 3/25/42	120,000	124,789
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.351%, 1/25/42	427,000	439,589
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.299%, 6/25/42	106,084	109,575
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.101%, 5/25/42	28,499	29,239
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.901%, 7/25/42	118,253	121,342
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.849%, 9/25/42	76,004	77,451
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.749%, 12/25/42	48,564	49,868
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.651%, 1/25/43	96,370	98,844
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.615%, 11/25/39	15,932	16,008
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.451%, 3/25/42	364,490	369,385
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.351%, 3/25/42	282,697	286,771
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.299%, 9/25/43	49,093	49,413
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.251%, 12/25/41	264,000	268,116
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.051%, 7/25/43	54,493	54,786
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.001%, 12/25/41	296,000	298,570
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.551%, 1/25/42	179,027	179,380
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.501%, 9/25/44	338,176	339,490
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.499%, 3/25/44	49,151	49,202
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 1/25/45	113,000	113,459
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 5/25/44	90,092	90,232
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 2/25/44	10,385	10,396
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.401%, 9/25/44	83,990	84,239
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.351%, 7/25/44	25,639	25,648
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.351%, 12/25/41	47,889	47,897
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.301%, 1/25/45	95,000	95,379
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	847,653	270,133
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 6.073%, 3/20/54	296,103	298,094
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	595,493	598,826
Legacy Mortgage Asset Trust 144A Ser. 21-GS3, Class A1, 4.75%, 7/25/61	213,946	213,595
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	898,617	910,711
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.493%, 8/26/47(WAC)	58,972	58,739
Morgan Stanley Residential Mortgage Loan Trust 144A
Ser. 24-NQM2, Class A1, stepped-coupon 6.386% (7.386%, 5/1/28), 5/25/69(STP)	344,246	347,844
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 5.701%, 7/25/54	168,385	168,888
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 5.325%, 1/25/48	31,418	30,836
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (CME Term SOFR 1 Month + 0.45%), 4.765%, 11/25/36	971,705	292,235
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	349,799	355,031
PRET, LLC 144A Ser. 24-NPL1, Class A1, stepped-coupon 7.143% (10.142%, 1/25/27), 1/25/54(STP)	391,238	395,684
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.985%, 7/25/54	242,590	242,832
Radnor Re, Ltd. 144A FRB Ser. 24-1, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 9/25/34	108,941	109,183
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (CME Term SOFR 1 Month + 1.15%), 5.465%, 3/25/34	122,023	109,483
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.275%, 5/25/47	275,897	217,957
Verus Securitization Trust 144A FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	640,984	641,740
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	45,095	42,465
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.405%, 10/25/45	83,826	80,867
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.385%, 7/25/45	154,890	153,872
FRB Ser. 05-AR1, Class A1B, (CME Term SOFR 1 Month + 0.89%), 5.205%, 1/25/45	90,337	86,080
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 5.165%, 1/25/45	90,553	91,002
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 4.725%, 5/25/36	448,000	342,000

		20,593,118

Total mortgage-backed securities (cost $45,840,017)		$46,093,530

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,903,259	$1,955,800
5.50%, TBA, 2/1/55	2,000,000	1,985,938
4.50%, TBA, 2/1/55	5,000,000	4,728,906
4.00%, TBA, 2/1/55	2,000,000	1,841,875
4.00%, 2/20/48	1,750,553	1,633,578
3.00%, TBA, 2/1/55	1,000,000	870,415

		13,016,512
U.S. Government Agency Mortgage Obligations (13.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	1,459,113	1,479,886
4.00%, 5/1/52	934,844	857,214
3.50%, 4/1/52	954,254	851,046
Federal National Mortgage Association Pass-Through Certificates
6.00%, 9/1/54	1,055,340	1,063,646
3.50%, 11/1/51	900,513	798,713
1.50%, 11/1/41	538,109	438,364
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/55	5,000,000	5,126,756
5.50%, TBA, 2/1/55	6,000,000	5,926,256
4.00%, TBA, 2/1/55	2,000,000	1,829,063
3.50%, TBA, 2/1/55	1,000,000	884,922
3.00%, TBA, 2/1/55	2,000,000	1,701,143
2.50%, TBA, 2/1/55	5,000,000	4,075,659
2.00%, TBA, 2/1/55	5,000,000	3,892,969

		28,925,637

Total U.S. government and agency mortgage obligations (cost $41,524,659)		$41,942,149

COLLATERALIZED LOAN OBLIGATIONS (4.4%)(a)
	Principal amount	Value
AIMCO CLO 17, Ltd. 144A FRB Ser. 24-17A, Class AIR, (CME Term SOFR 3 Month + 1.35%), 5.64%, 7/20/37 (Jersey)	$350,000	$351,386
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	250,000	250,865
Apex Credit CLO II, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.82%, 7/25/37 (Cayman Islands)	250,000	252,689
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 7/20/34	250,000	250,951
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.693%, 10/19/37 (Cayman Islands)	250,000	251,912
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	150,000	151,331
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/17/34 (Cayman Islands)	175,000	175,403
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.65%, 7/23/37 (Cayman Islands)	250,000	250,869
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.773%, 7/20/37 (Cayman Islands)	250,000	251,860
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/15/34 (Cayman Islands)	250,000	250,337
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.555%, 7/20/30	250,000	251,057
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/20/37 (Cayman Islands)	225,000	226,828
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 7/18/37 (Cayman Islands)	250,000	251,648
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/18/37	300,000	302,404
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 10/21/37 (Cayman Islands)	250,000	252,202
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 5.793%, 4/20/37	250,000	252,180
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.785%, 7/20/34 (Cayman Islands)	250,000	250,403
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.731%, 7/28/34	500,000	500,860
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.752%, 7/15/37 (Cayman Islands)	512,000	515,644
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 5.69%, 7/22/38 (Cayman Islands)	300,000	302,213
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 5.693%, 7/18/38 (Cayman Islands)	250,000	251,773
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	250,000	252,300
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 5.803%, 7/20/37 (Cayman Islands)	250,000	252,358
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 5.753%, 7/20/37 (Cayman Islands)	427,000	430,604
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.214%, 1/15/35 (Cayman Islands)	400,000	401,483
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	350,000	351,331
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.692%, 7/15/39 (Cayman Islands)	250,000	250,858
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.355%, 7/20/34 (Cayman Islands)	250,000	251,032
Symphony CLO XXIII, Ltd. 144A FRB Ser. 25-23A, Class AR2, (CME Term SOFR 3 Month + 0.90%), 5.191%, 1/15/34 (Cayman Islands)	469,000	469,352
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 5.824%, 1/15/32 (Cayman Islands)	194,408	194,861
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.762%, 7/15/37 (Cayman Islands)	400,000	401,437
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 5.975%, 10/20/34	250,000	250,519

Total collateralized loan obligations (cost $9,247,271)		$9,300,950

INVESTMENT COMPANIES (1.6%)(a)
	Shares	Value
Franklin Ultra Short Bond ETF(AFF)	136,838	$3,417,474

Total investment companies (cost $3,399,764)		$3,417,474

ASSET-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	$660,000	$660,532
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	750,000	754,176
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.205%, 8/4/25	685,000	685,530

Total asset-backed securities (cost $2,095,000)		$2,100,238

SHORT-TERM INVESTMENTS (6.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.54%(AFF)	Shares	10,880,416	$10,880,416
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(P)	Shares	374,000	374,000
U.S. Treasury Bills 4.312%, 4/8/25(SEG)		$500,000	496,273
U.S. Treasury Bills 4.299%, 4/22/25(SEG)(SEGSF)		1,200,000	1,189,145

Total short-term investments (cost $12,939,384)			$12,939,834
TOTAL INVESTMENTS

Total investments (cost $252,696,633)			$243,320,822

	FORWARD CURRENCY CONTRACTS at 1/31/25 (aggregate face value $122,428,562) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/16/25	$249,829	$247,403	$(2,426)
		British Pound	Buy	3/19/25	339,313	346,945	(7,632)
		Canadian Dollar	Sell	4/16/25	1,174,710	1,184,713	10,003
		Chinese Yuan (Offshore)	Buy	2/19/25	1,296,557	1,345,779	(49,222)
		Czech Koruna	Buy	3/19/25	85,069	87,058	(1,989)
		Euro	Sell	3/19/25	871,311	883,002	11,691
		Israeli Shekel	Sell	4/16/25	63,192	61,630	(1,562)
		Japanese Yen	Buy	2/19/25	202,427	209,323	(6,896)
		Mexican Peso	Sell	4/16/25	167,523	166,092	(1,431)
		New Zealand Dollar	Sell	4/16/25	112,900	111,338	(1,562)
		Norwegian Krone	Sell	3/19/25	71,825	73,774	1,949
		Polish Zloty	Sell	3/19/25	134,745	135,326	581
		Singapore Dollar	Sell	2/19/25	77,827	80,640	2,813
		Swedish Krona	Sell	3/19/25	156,749	160,459	3,710
		Swiss Franc	Sell	3/19/25	166,827	173,671	6,844
	Barclays Bank PLC
		Canadian Dollar	Sell	4/16/25	210,314	212,143	1,829
		Euro	Sell	3/19/25	85,031	85,960	929
		Norwegian Krone	Sell	3/19/25	5,062	5,200	138
		Polish Zloty	Buy	3/19/25	36,019	36,173	(154)
		Swiss Franc	Sell	3/19/25	289,408	301,062	11,654
	Citibank, N.A.
		Australian Dollar	Buy	4/16/25	49,319	48,841	478
		British Pound	Sell	3/19/25	204,678	209,335	4,657
		Canadian Dollar	Sell	4/16/25	373,348	376,599	3,251
		Chinese Yuan (Offshore)	Buy	2/19/25	399,492	414,628	(15,136)
		Danish Krone	Sell	3/19/25	127,935	130,833	2,898
		Euro	Sell	3/19/25	1,012,996	1,006,722	(6,274)
		Japanese Yen	Sell	2/19/25	465,319	455,447	(9,872)
		Norwegian Krone	Sell	3/19/25	46,223	47,489	1,266
		Romanian Leu	Buy	3/19/25	71,758	72,724	(966)
	Goldman Sachs International
		Australian Dollar	Buy	4/16/25	20,337	20,140	197
		Chinese Yuan (Offshore)	Buy	2/19/25	936,111	925,423	10,688
		Indonesian Rupiah	Buy	2/19/25	402,134	414,100	(11,966)
		Japanese Yen	Buy	2/19/25	694,713	718,733	(24,020)
		Mexican Peso	Sell	4/16/25	527,339	529,712	2,373
		Norwegian Krone	Sell	3/19/25	3,437	3,530	93
		Polish Zloty	Sell	3/19/25	89,004	89,420	416
		South Korean Won	Buy	2/19/25	288,932	305,559	(16,627)
		Swedish Krona	Sell	3/19/25	80,367	82,298	1,931
	HSBC Bank PLC
		Canadian Dollar	Buy	4/16/25	774,650	784,167	(9,517)
		Chinese Yuan (Offshore)	Buy	2/19/25	5,897,391	5,961,606	(64,215)
		Czech Koruna	Buy	3/19/25	97,117	98,751	(1,634)
		Euro	Sell	3/19/25	5,495,021	5,573,611	78,590
		Japanese Yen	Sell	2/19/25	139,226	140,138	912
		Mexican Peso	Buy	4/16/25	18,875	19,008	(133)
		Norwegian Krone	Sell	3/19/25	15,293	15,406	113
		Swiss Franc	Buy	3/19/25	118,719	120,344	(1,625)
	HSBC Bank USA, National Association
		Canadian Dollar	Buy	4/16/25	774,650	781,336	(6,686)
		Canadian Dollar	Sell	4/16/25	774,650	784,167	9,517
		Chinese Yuan (Offshore)	Buy	2/19/25	8,562,449	8,842,689	(280,240)
		Chinese Yuan (Offshore)	Sell	2/19/25	8,562,449	8,687,080	124,631
		Czech Koruna	Buy	3/19/25	97,117	99,353	(2,236)
		Czech Koruna	Sell	3/19/25	97,117	98,751	1,634
		Euro	Buy	3/19/25	11,596,904	11,761,541	(164,637)
		Euro	Sell	3/19/25	11,596,904	11,746,977	150,073
		Japanese Yen	Buy	2/19/25	482,380	486,972	(4,592)
		Japanese Yen	Sell	2/19/25	482,380	494,116	11,736
		Mexican Peso	Buy	4/16/25	18,875	18,717	158
		Mexican Peso	Sell	4/16/25	18,875	19,008	133
		Norwegian Krone	Buy	3/19/25	15,293	15,407	(114)
		Norwegian Krone	Sell	3/19/25	15,293	15,707	414
		Swiss Franc	Buy	3/19/25	118,720	123,513	(4,793)
		Swiss Franc	Sell	3/19/25	118,720	120,344	1,624
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/16/25	60,265	59,654	611
		British Pound	Sell	3/19/25	1,326,009	1,356,026	30,017
		Canadian Dollar	Buy	4/16/25	13,045	13,153	(108)
		Chinese Yuan (Offshore)	Buy	2/19/25	167,565	173,922	(6,357)
		Danish Krone	Sell	3/19/25	62,532	63,962	1,430
		Euro	Sell	3/19/25	2,189,193	2,216,233	27,040
		Japanese Yen	Sell	2/19/25	4,742,793	4,904,555	161,762
		Norwegian Krone	Sell	3/19/25	26,574	27,293	719
		Singapore Dollar	Buy	2/19/25	186,359	193,089	(6,730)
		South Korean Won	Buy	2/19/25	765,237	809,366	(44,129)
		Swiss Franc	Buy	3/19/25	26,259	26,505	(246)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/16/25	140,556	139,234	(1,322)
		British Pound	Sell	3/19/25	141,700	145,435	3,735
		Canadian Dollar	Sell	4/16/25	149,643	150,933	1,290
		Chinese Yuan (Offshore)	Buy	2/19/25	119,898	124,453	(4,555)
		Danish Krone	Buy	3/19/25	78,378	80,145	(1,767)
		Euro	Sell	3/19/25	981,603	998,809	17,206
		Japanese Yen	Sell	2/19/25	4,957,869	5,124,598	166,729
		Mexican Peso	Sell	4/16/25	95,271	94,468	(803)
		New Zealand Dollar	Sell	4/16/25	189,372	186,726	(2,646)
		Norwegian Krone	Sell	3/19/25	155,585	159,496	3,911
	NatWest Markets PLC
		British Pound	Buy	3/19/25	1,304,562	1,316,875	(12,313)
		British Pound	Sell	3/19/25	1,304,562	1,332,725	28,163
		Chinese Yuan (Offshore)	Buy	2/19/25	1,100,410	1,142,093	(41,683)
		Chinese Yuan (Offshore)	Sell	2/19/25	1,100,410	1,095,764	(4,646)
		Euro	Buy	3/19/25	7,358,330	7,408,236	(49,906)
		Euro	Sell	3/19/25	7,358,330	7,428,138	69,808
		Japanese Yen	Buy	2/19/25	420,955	430,824	(9,869)
		Japanese Yen	Sell	2/19/25	420,955	420,499	(456)
		Swedish Krona	Buy	3/19/25	113,029	113,662	(633)
		Swedish Krona	Sell	3/19/25	113,029	115,755	2,726
		Swiss Franc	Buy	3/19/25	26,260	27,323	(1,063)
		Swiss Franc	Sell	3/19/25	26,260	26,504	244
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/16/25	546,987	541,418	(5,569)
		British Pound	Buy	3/19/25	1,203,152	1,230,143	(26,991)
		Canadian Dollar	Sell	4/16/25	239,235	241,314	2,079
		Chinese Yuan (Offshore)	Buy	2/19/25	1,068,182	1,108,782	(40,600)
		Euro	Sell	3/19/25	751,145	761,862	10,717
		Hong Kong Dollar	Buy	2/19/25	25,575	25,668	(93)
		Hungarian Forint	Buy	3/19/25	41,190	41,352	(162)
		Israeli Shekel	Buy	4/16/25	108,780	106,052	2,728
		Japanese Yen	Buy	2/19/25	1,116,532	1,132,719	(16,187)
		New Zealand Dollar	Sell	4/16/25	113,126	111,547	(1,579)
		Norwegian Krone	Sell	3/19/25	55,782	57,280	1,498
		Polish Zloty	Buy	3/19/25	147	148	(1)
		Singapore Dollar	Buy	2/19/25	121,564	125,947	(4,383)
		Swedish Krona	Sell	3/19/25	36,655	37,538	883
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/16/25	7,152	7,082	70
		British Pound	Sell	3/19/25	868,922	872,496	3,574
		Canadian Dollar	Buy	4/16/25	101,050	101,929	(879)
		Chinese Yuan (Offshore)	Buy	2/19/25	282,272	292,994	(10,722)
		Euro	Buy	3/19/25	552,808	560,166	(7,358)
		Japanese Yen	Buy	2/19/25	231,656	239,560	(7,904)
		Mexican Peso	Buy	4/16/25	127,936	126,856	1,080
		Norwegian Krone	Sell	3/19/25	112,694	115,740	3,046
		Swedish Krona	Sell	3/19/25	113,028	113,671	643
	UBS AG
		Australian Dollar	Buy	4/16/25	278,065	275,301	2,764
		British Pound	Sell	3/19/25	692,758	708,296	15,538
		Canadian Dollar	Buy	4/16/25	467,220	471,057	(3,837)
		Chinese Yuan (Offshore)	Buy	2/19/25	170,543	177,002	(6,459)
		Euro	Buy	3/19/25	4,375,165	4,420,944	(45,779)
		Japanese Yen	Buy	2/19/25	387,668	400,976	(13,308)
		New Zealand Dollar	Sell	4/16/25	21,066	20,771	(295)
		Swedish Krona	Sell	3/19/25	214,777	219,931	5,154
		Thai Baht	Buy	2/19/25	526	530	(4)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/16/25	163,008	161,372	1,636
		Euro	Buy	3/19/25	1,049,170	1,058,148	(8,978)
		New Zealand Dollar	Sell	4/16/25	54,897	54,139	(758)
		Thai Baht	Sell	2/19/25	27,904	33,445	5,541

	Unrealized appreciation						1,032,266

	Unrealized (depreciation)						(1,089,235)

	Total						$(56,969)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Australian Government Treasury Bond 3 yr (Long)	1	$65,995	$65,995	Mar-25	$(248)
Australian Government Treasury Bond 10 yr (Long)	1	69,827	69,827	Mar-25	(1,488)
Canadian Government Bond 10 yr (Long)	9	767,448	767,448	Mar-25	21,848
Euro-Bobl 5 yr (Long)	7	852,753	852,753	Mar-25	(13,077)
Euro-Bund 10 yr (Long)	9	1,237,286	1,237,287	Mar-25	(39,875)
Euro-Buxl 30 yr (Long)	5	668,708	668,708	Mar-25	(63,389)
Euro-Schatz 2 yr (Long)	15	1,662,148	1,662,149	Mar-25	(8,493)
Japanese Government Bond 10 yr (Short)	10	9,069,925	9,069,925	Mar-25	103,148
U.S. Treasury Bond 30 yr (Long)	16	1,822,500	1,822,500	Mar-25	(64,387)
U.S. Treasury Bond Ultra 30 yr (Long)	14	1,658,563	1,658,563	Mar-25	(94,088)
U.S. Treasury Note 2 yr (Short)	36	7,402,500	7,402,500	Mar-25	3,883
U.S. Treasury Note 5 yr (Long)	49	5,213,141	5,213,141	Mar-25	(39,121)
U.S. Treasury Note 10 yr (Long)	34	3,700,688	3,700,688	Mar-25	(58,494)
U.S. Treasury Note Ultra 10 yr (Long)	8	891,000	891,000	Mar-25	(20,514)

Unrealized appreciation					128,879

Unrealized (depreciation)					(403,174)

Total					$(274,295)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		$2,565,500	$(125,453)	$(50,648)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		2,565,500	(131,354)	(27,307)
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		1,043,900	(40,973)	(11,068)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		1,043,900	(40,973)	10,086
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428		658,500	(37,897)	(19,400)
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428		658,500	(37,897)	16,178
(3.987)/US SOFR/Mar-40 (Purchased)	Mar-30/3.987		625,000	(72,806)	3,567
3.987/US SOFR/Mar-40 (Purchased)	Mar-30/3.987		625,000	(72,806)	(6,739)
Barclays Bank PLC
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		7,637,300	(323,134)	(21,950)
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		6,306,700	(418,134)	(39,556)
Citibank, N.A.
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	2,415,700	111,406	22,319
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	2,415,700	111,406	1,358
4.50/US SOFR/Dec-30 (Written)	Dec-25/4.50		$11,168,100	64,495	(32,758)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00		5,584,100	(63,100)	34,052
Deutsche Bank AG
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,965,000	(109,368)	(28,775)
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,965,000	(109,368)	(51,397)
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	268,400	37,739	(523)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	268,400	37,739	3,552
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		$8,012,600	370,983	(157,480)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	190,700
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		3,241,000	(693,385)	(80,124)
JPMorgan Chase Bank N.A.
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(71,364)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	166,540
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(7,972)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	28,020
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	25,134
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,569)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,447,600	221,119	73,128
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,447,600	221,119	(3,183)
(2.452)/6 month EUR-EURIBOR/Jan-48 (Purchased)	Jan-28/2.452	EUR	5,430,400	(424,386)	(32,517)
2.452/6 month EUR-EURIBOR/Jan-48 (Purchased)	Jan-28/2.452	EUR	5,430,400	(424,386)	27,537
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	3,289,500	(82,424)	(32,033)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	3,289,500	(65,445)	(18,469)
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,283,700	106,934	1,874
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,283,700	106,934	14,966
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		$5,299,300	441,990	(122,371)
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		5,299,300	416,060	108,111
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	16,244
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	(17,845)
Morgan Stanley & Co. International PLC
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,069,700	519,045	102,191
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,069,700	519,045	(23,440)
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	3,678,700	(292,054)	(75,280)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,099,500	(296,674)	8,553
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,099,500	(296,674)	(107,926)
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,359,100	(188,947)	(20,564)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,359,100	(188,947)	(18,075)
UBS AG
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	41,453
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(25,715)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	57,568
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(22,472)

Unrealized appreciation					953,131

Unrealized (depreciation)					(1,133,520)

Total					$(180,389)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/25 (proceeds receivable $7,634,609) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 2/1/55	$5,000,000	2/13/25	$4,828,726
Uniform Mortgage-Backed Securities, 4.50%, 2/1/55	3,000,000	2/13/25	2,823,516

Total			$7,652,242

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$6,301,000	$21,417	(E)	$15,771	3/19/27	US SOFR — Annually	3.85% — Annually	$(5,646)
		26,379,000	336,886	(E)	(168,852)	3/19/30	3.75% — Annually	US SOFR — Annually	168,034
		4,060,000	114,045	(E)	(48,032)	3/19/35	3.75% — Annually	US SOFR — Annually	66,014
		187,000	14,171	(E)	6,707	3/19/55	US SOFR — Annually	3.55% — Annually	(7,464)
	AUD	448,300	1,031	(E)	(6)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,025
	AUD	2,482,000	13,420		(13)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	11,299
	AUD	449,500	883	(E)	(6)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(889)
	AUD	11,238,000	22,909		(9,567)	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	21,117
	AUD	8,427,900	185,030		84,107	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(105,762)
	AUD	6,237,000	62,052		67,550	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	2,421
	AUD	14,187,000	164,882		28,267	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	204,324
	AUD	24,825,200	11,776		(40)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	9,931
	AUD	4,304,000	71,762	(E)	(63,019)	3/19/35	4.05% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	8,744
	AUD	683,000	36,404	(E)	28,188	3/19/55	6 month AUD-BBR-BBSW — Semiannually	3.95% — Semiannually	(8,216)
	AUD	5,719,000	5,202	(E)	9,100	3/19/27	3 month AUD-BBR-BBSW — Quarterly	3.65% — Quarterly	3,898
	CAD	4,948,000	11,327	(E)	5,084	3/19/27	Canadian Overnight Repo Rate — Semiannually	2.65% — Semiannually	16,411
	CAD	2,475,000	7,049	(E)	(31,176)	3/19/35	2.85% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(38,224)
	CAD	816,000	14,980	(E)	6,588	3/19/55	Canadian Overnight Repo Rate — Semiannually	3.05% — Semiannually	21,567
	CHF	1,331,000	14,128	(E)	(6,456)	3/19/35	Swiss Average Rate Overnight — Annually	0.35% — Annually	(20,584)
	CNY	197,000,000	32,514	(E)	82,193	3/19/30	China Fixing Repo Rates 7 Day — Quarterly	1.445% — Quarterly	49,679
	EUR	6,550,000	48,978	(E)	28,780	3/19/27	6 month EUR-EURIBOR — Semiannually	1.85% — Annually	(20,198)
	EUR	377,000	6,214	(E)	3,628	3/19/30	6 month EUR-EURIBOR — Semiannually	1.95% — Annually	(2,586)
	EUR	9,042,000	292,549	(E)	164,308	3/19/35	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(128,241)
	EUR	1,559,000	56,994	(E)	82,709	3/19/55	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	25,715
	GBP	2,490,000	787	(E)	684	3/19/27	Sterling Overnight Index Average — Annually	4.05% — Annually	1,471
	GBP	672,000	10,648	(E)	13,593	3/19/35	Sterling Overnight Index Average — Annually	3.85% — Annually	2,945
	GBP	205,000	6,549	(E)	5,205	3/19/55	Sterling Overnight Index Average — Annually	4.05% — Annually	(1,345)
	KRW	3,850,000,000	29,981	(E)	41,688	3/19/35	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	2.55% — Quarterly	11,707
	NOK	27,852,000	124,517	(E)	(130,877)	3/19/35	3.25% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(6,360)
	NZD	607,000	9,876	(E)	5,090	3/19/35	3 month NZD-BBR-FRA — Quarterly	3.75% — Semiannually	(4,786)
	SEK	29,976,000	62,830	(E)	(43,571)	3/19/35	2.25% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	19,259

	Total				$177,625				$295,260
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$474,797	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(11,552)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(11,552)

	Total	$—			Total	$(11,552)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	$22,233	$52,000	$16,458	12/16/72	500 bp — Monthly	$5,826
	CMBX NA BB.6 Index	CCC-/P	36,687	107,875	24,746	5/11/63	500 bp — Monthly	12,046
	CMBX NA BBB-.10 Index	B+/P	23,444	78,000	13,135	11/17/59	300 bp — Monthly	10,354
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	2,640	12/16/72	200 bp — Monthly	(2,851)
	CMBX NA BB.13 Index	B+/P	192	2,000	633	12/16/72	500 bp — Monthly	(439)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	2,648	33,000	13,481	5/11/63	500 bp — Monthly	(10,801)
	CMBX NA BB.6 Index	CCC-/P	51,480	51,125	11,728	5/11/63	500 bp — Monthly	39,802
	CMBX NA BBB-.7 Index	CCC+/P	3,756	7,096	897	1/17/47	300 bp — Monthly	2,864
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	12,995	103,000	6,324	12/16/72	200 bp — Monthly	6,711
	CMBX NA BB.6 Index	CCC-/P	25,813	74,132	17,006	5/11/63	500 bp — Monthly	8,878

Upfront premium received			179,248		Unrealized appreciation			86,481

Upfront premium (paid)			(228)		Unrealized (depreciation)			(14,091)

	Total		$179,020				Total	$72,390
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2025. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(31,031)	$77,000	$31,455	11/17/59	(500 bp) — Monthly	$348
	CMBX NA BB.10 Index	(31,031)	77,000	31,455	11/17/59	(500 bp) — Monthly	348
	CMBX NA BB.10 Index	(16,523)	41,000	16,749	11/17/59	(500 bp) — Monthly	185
	CMBX NA BB.10 Index	(11,602)	25,000	10,213	11/17/59	(500 bp) — Monthly	(1,413)
	CMBX NA BB.6 Index	(60,226)	233,132	53,480	5/11/63	(500 bp) — Monthly	(6,973)
	Goldman Sachs International
	CMBX NA BBB-.8 Index	(8,065)	43,589	5,837	10/17/57	(300 bp) — Monthly	(2,255)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,422)	25,000	10,213	11/17/59	(500 bp) — Monthly	8,766
	CMBX NA BBB-.7 Index	(1,311)	7,096	897	1/17/47	(300 bp) — Monthly	(418)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.10 Index	(25,222)	78,000	13,135	11/17/59	(300 bp) — Monthly	(12,133)
	CMBX NA BBB-.8 Index	(66,080)	264,000	35,350	10/17/57	(300 bp) — Monthly	(30,892)

	Upfront premium received	—			Unrealized appreciation		9,647

	Upfront premium (paid)	(252,513)			Unrealized (depreciation)		(54,084)

	Total	$(252,513)				Total	$(44,437)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
	Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a non-diversified open-end/closed-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $212,081,115.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 10/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 1/31/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$25,806,699	$16,386,556	$31,312,839	$254,996	$—	$—	$—	10,880,416	$10,880,416

	Total Short-term investments	25,806,699	16,386,556	31,312,839	254,996	—	—	—	10,880,416	10,880,416
	Investment companies
	Franklin Ultra Short Bond ETF ^	—	3,399,764	—	1,680	—	—	17,710	136,838	3,417,474

	Total Investment companies	—	3,399,764	—	1,680	—	—	17,710	136,838	3,417,474

	Totals	$25,806,699	$19,786,320	$31,312,839	$256,676	$—	$—	$17,710	11,017,254	$14,297,890
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
	^ Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $513,376.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $456,621.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.0%
	Japan	7.9
	France	4.5
	Cayman Islands	3.1
	United Kingdom	2.4
	Germany	2.3
	Italy	2.3
	Spain	1.9
	Canada	1.8
	Switzerland	1.0
	Netherlands	0.9
	Australia	0.7
	Ireland	0.7
	Mexico	0.6
	Belgium	0.6
	Other	6.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	At the close of the reporting period, the fund has deposited cash valued at $893,888 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $633,670 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $456,621 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,100,238	$—
Collateralized loan obligations	—	9,300,950	—
Corporate bonds and notes	—	59,436,487	—
Foreign government and agency bonds and notes	—	68,090,160	—
Investment companies	3,417,474	—	—
Mortgage-backed securities	—	46,093,530	—
U.S. government and agency mortgage obligations	—	41,942,149	—
Short-term investments	374,000	12,565,834	—

Totals by level	$3,791,474	$239,529,348	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(56,969)	$—
Futures contracts	(274,295)	—	—
Forward premium swap option contracts	—	(180,389)	—
TBA sale commitments	—	(7,652,242)	—
Interest rate swap contracts	—	117,635	—
Total return swap contracts	—	(11,552)	—
Credit default contracts	—	101,446	—

Totals by level	$(274,295)	$(7,682,071)	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com